GEOGRAPHIC INFORMATION (Schedule of total revenues of geographical areas) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 271,971	$ 199,494
Long-lived assets	13,896		$ 15,789
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	234,918	167,552
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	30,767	28,525
Long-lived assets	176		216
Other Geographic Area [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	6,286	$ 3,417
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	7,231		8,049
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 6,489		$ 7,524